SUPPLEMENT DATED MAY 26, 1999, TO
                  THE PROSPECTUS DATED MAY 1, 1999, FOR
                    FIRSTLINE VARIABLE UNIVERSAL LIFE
                                   AND
                  FIRSTLINE II VARIABLE UNIVERSAL LIFE
            FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                ISSUED BY
                SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 AND ITS
                    SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The first sentence of the first paragraph in the "Premium Payments Affect Your Coverage" section on page 23 of FirstLine and FirstLine II is changed to read:

        "Unless you have the guaranteed minimum death benefit feature or are in the special continuation period, your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest."

                    * * * * * * * * * * * * * * * * *

The second sentence of the first paragraph in the "Guaranteed Minimum Death Benefit" section on page 28 of FirstLine and page 27 of FirstLine II is hereby deleted and replaced in its entirety as follows:

        "Your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest."

                    * * * * * * * * * * * * * * * * *

The following information replaces the similar text in the "Lapse Summary" table on page 39 of FirstLine and page 38 of FirstLine II:

        In the second and fourth columns headed, "If you do not meet the requirements", the first sentence is changed to read: "Your policy enters the grace period if your net cash surrender value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your cash surrender value."

                    * * * * * * * * * * * * * * * * *

The following information supplements the information for the Van Eck Worldwide Insurance Trust, found in footnote 10 of the Investment Portfolio Annual Expenses table on page 56 of FirstLine and page 55 of FirstLine II:

        Effective May 13, 1999, the Adviser has voluntarily agreed to limit the Worldwide Emerging Markets Fund's total annual operating expenses to 1.30% of the Fund's average daily net assets.